Derivative instruments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 lb	Dec. 31, 2012 lb
Derivative Instruments 1		700,000
Derivative Instruments 2		4.00
Derivative Instruments 3		$ 300,000
Derivative Instruments 1	700,000
Derivative Instruments 2	4.00